Taxes - Schedule of Deferred Tax Assets,(Liabilities) Net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Deferred tax assets:
Net operating loss carry-forwards	$ 10,314,368	$ 9,596,477
Bad debt	541,223	619,291
Total deferred tax assets, gross	10,855,591	10,215,768
Valuation allowance	(10,742,345)	(10,186,112)
Total deferred tax assets, net	113,246	29,656
Deferred tax liabilities:
Intangible assets from acquisition	469,599	521,777
Total deferred tax liabilities	469,599	521,777
Deferred tax assets(liabilities), net	$ (356,353)	$ (492,121)